Related Parties Balances and Transactions	6 Months Ended
Sep. 30, 2024
Related Parties Balances and Transactions [Abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS

NOTE 13 — RELATED PARTIES BALANCES AND TRANSACTIONS

Related parties with whom the Company had transactions are:

Related Parties	Relationship
Mr. Bao	Controlling shareholder of the Company

Mr. He	Beneficial shareholder of the Company

Mr. Yu	Chief Financial Officer of the Company

Philectronics	An equity method investee of the Company

Grandsky Phoenix Limited	100% owned by Mr. Bao

(1)	Due from related parties

	As of March 31,	As of September 30,
	2024	2024
	RMB	RMB

Philectronics	553	547

	553	547

(2)	Due to related parties

	As of March 31,	As of September 30,
	2024	2024
	RMB	RMB

Mr. Bao	11,839	11,836
Grandsky Phoenix Limited	23,405	23,346
	35,244	35,182

(1)	On April 1, 2024, The Company entered into a loan agreement with Grandsky Phoenix Limited to borrow USD 3.5 million, with a term of one year. The loan is interest free and will be due by March 31, 2024.